Non-Controlling Interests - Summary of Financial Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-current assets	€ 13,723,555	€ 12,109,822
Current assets	5,510,280	3,164,954
Total assets	19,233,835	15,274,776	€ 15,542,611
Non-current liabilities	8,442,425	7,219,583
Current liabilities	3,474,312	1,335,138
Total liabilities	11,916,737	8,554,721	8,696,843
Total equity	7,317,098	6,720,055	6,845,768	€ 4,696,604
Profit (loss) for the year	76,601	90,444	23,498
Non-controlling interests [Member]
Disclosure of subsidiaries [line items]
Total equity	1,793,489	1,611,663	2,023,649	€ 471,050
Non-controlling interests [Member] | Haema AG | Haema AG
Disclosure of subsidiaries [line items]
Non-current assets	292,454	249,806
Current assets	52,211	31,237
Total assets	344,665	281,043
Non-current liabilities	27,137	27,123
Current liabilities	83,986	22,636
Total liabilities	111,123	49,759
Total equity	233,542	231,284
Profit (loss) for the year	2,258	5,213
Non-controlling interests [Member] | BPC Plasma, Inc (formerly Biotest US Corporation)
Disclosure of subsidiaries [line items]
Total equity	305,276	274,995	€ 280,010
Non-controlling interests [Member] | BPC Plasma, Inc (formerly Biotest US Corporation) | BPC Plasma, Inc (formerly Biotest US Corporation)
Disclosure of subsidiaries [line items]
Non-current assets	409,674	336,321
Current assets	33,404	43,750
Total assets	443,078	380,071
Non-current liabilities	54,991	52,977
Current liabilities	82,811	52,099
Total liabilities	137,802	105,076
Total equity	305,276	274,995
Profit (loss) for the year	8,014	19,032
Non-controlling interests [Member] | GDS Group | GDS Group
Disclosure of subsidiaries [line items]
Non-current assets	3,796,855	3,393,188
Current assets	291,371	277,834
Total assets	4,088,226	3,671,022
Non-current liabilities	278,620	256,244
Current liabilities	91,299	131,754
Total liabilities	369,919	387,998
Total equity	3,718,307	3,283,024
Profit (loss) for the year	€ 198,416	€ 198,182